Intangible Assets (Details)							6 Months Ended
	Feb. 29, 2024 USD ($)	Feb. 29, 2024 GBP (£)	Sep. 20, 2023 USD ($)	Sep. 20, 2023 GBP (£)	Mar. 09, 2023 USD ($)	Mar. 09, 2023 GBP (£)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Mar. 09, 2024 USD ($)	Mar. 09, 2023 GBP (£)
Intangible Assets (Details) [Line Items]
Amortization expense							$ 384,000	$ 347,000
Share capital outstanding (in Pounds) | £										£ 2,000,000
Payments to sellers | £		£ 100,000
Recognized amount									$ 1,991,000
Consultancy fee			$ 4,500	£ 3,500	$ 3,000	£ 2,500
Acquisition amortized					10 years					10 years
Fort Acquisition [Member]
Intangible Assets (Details) [Line Items]
Share capital issued					$ 2,400,000
Fort SPA [Member]
Intangible Assets (Details) [Line Items]
Payments to sellers	$ 128,000